Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 55,000.00
Previously Paid Amount	0.00
Total Fee Amount	7.60
Total Offset Amount	0.00
Net Fee	7.60
Narrative - Max Aggregate Offering Price	$ 55,000.00
Final Prospectus	true